Revenue from Contracts with Customers: Domestic and international passenger traffic - (Details) - individual	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	44,511	44,112	41,823
Total international passengers	26,808	26,448	24,518
Number of total passengers	71,319	70,560	66,341
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	19,809	21,273	18,701
Total international passengers	21,611	22,195	20,823
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	11,697	10,919	9,404
Total international passengers	1,550	1,278	907
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	13,005	11,920	13,718
Total international passengers	3,647	2,975	2,788